CollabRx Acquisition (Details) $ in Thousands			12 Months Ended
	Jul. 12, 2012 USD ($) shares	Jul. 12, 2012 USD ($) shares	Mar. 31, 2015 USD ($) Advisor shares	Mar. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business acquisition effective date			Jul. 12, 2012
Acquisition agreement date			Jun. 29, 2012
Percentage of interests acquired (in hundredths)	100.00%	100.00%
Number of shares issuable to acquire business (in shares) | shares	236,433	236,433
Shares issued specified as percentage of total shares outstanding (in hundredths)	14.00%	14.00%
Interest rate on promissory note (in hundredths)	0.28%	0.28%
RSUs and options granted as "inducement grants" to newly hired management (in shares) | shares			368,417
Vesting period of equity awards			4 years
Noncompetition period			3 years
Stockholders Agreement Period of transfer restrictions and voting provisions			2 years
Assets acquired [Abstract]
Cash	$ 476	$ 476
AP and accrueds	(333)	(333)
Deferred tax liability	(664)	(664)
Goodwill	603	603	$ 603	$ 603
Total Acquired Assets, net	1,732	1,732
Purchase Price summary [Abstract]
Common Stock Consideration	932
Promissory Note Assumed	500
Loan Note Payable Assumed	300
Total Purchase Price	1,732
Number of clinical and scientific advisors | Advisor			50
"Big data" opportunity value			$ 300,000,000
Tax benefit recognized				$ 83
Non Compete Agreements [Member]
Assets acquired [Abstract]
Intangible assets	151	151
Trade Name [Member]
Assets acquired [Abstract]
Intangible assets	346	346
Developed Technology [Member]
Assets acquired [Abstract]
Intangible assets	720	720
Customer Relationships [Member]
Assets acquired [Abstract]
Intangible assets	$ 433	$ 433
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Aggregate RSUs forfeited (in shares) | shares			215,475